Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15—SUBSEQUENT EVENTS

On October 30, 2023, the Company issued 19,709 common shares as payment of dividends on the series A senior convertible preferred shares and series B senior convertible preferred shares.

On January 8, 2024, we effected a 1-for-4 reverse split of our outstanding common shares. All outstanding common shares and warrants were adjusted to reflect the 1-for-4 reverse split, with respective exercise prices of the warrants proportionately increased. The outstanding convertible notes and series A and B senior convertible preferred shares conversion prices were adjusted to reflect a proportional decrease in the number of common shares to be issued upon conversion.

All share and per share data throughout these condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share split. The total number of authorized common shares did not change. As a result of the reverse common share split, an amount equal to the decreased value of common shares was reclassified from “common shares” to “additional paid-in capital.”

NOTE 20 —SUBSEQUENT EVENTS

Warrant Dividend

On January 3, 2023, the Company issued warrants for the purchase of 4,079 common shares as a dividend to common shareholders of record as of December 23, 2022 pursuant to a warrant agent agreement, dated January 3, 2023, with VStock Transfer, LLC. Each holder of common shares received a warrant to purchase one (1) common share for every ten (10) common shares owned as of the record date (with the number of shares underlying the warrant received rounded down to the nearest whole number). Each warrant represents the right to purchase common shares at an initial exercise price of $420.00 per share (subject to certain adjustments as set forth in the warrants). The Company may, at its option, voluntarily reduce the then-current exercise price to such amount and for such period or periods of time which may be through the expiration date as may be deemed appropriate by the board of directors. Cashless exercises of the warrants are not permitted.

The warrants will generally be exercisable in whole or in part beginning on the later of (i) January 3, 2024 or (ii) the date that a registration statement on Form S-3 with respect to the issuance and registration of the common shares underlying the warrants has been filed with and declared effective by the SEC, and thereafter until January 3, 2026.

The Company may redeem the warrants at any time in whole or in part at $0.10 per warrant (subject to equitable adjustment to reflect share splits, share dividends, share combinations, recapitalizations and like occurrences) upon not less than 30 days’ prior written notice to the registered holders of the warrants.

Private Placements

On February 3, 2023, the Company entered into securities purchase agreements with two accredited investors, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $604,000, which include an original issue discount in the amount of $60,400, (ii) five-year warrants for the purchase of an aggregate of 1,259 common shares at an exercise price of $420.00 per share (subject to adjustment) and (iii) an aggregate of 1,259 common shares for an aggregate purchase price of $543,600.

On February 9, 2023, the Company entered into securities purchase agreements with the same two accredited investors, pursuant to which the Company issued to such investors (i) promissory notes in the aggregate principal amount of $2,557,575, which include an original issue discount in the amount of $139,091, and (ii) five-year warrants for the purchase of an aggregate of 5,329 common shares at an exercise price of $420.00 per share (subject to adjustment). The Company also issued 2,898 common shares to one investor and issued to the other investor a five-year warrant for the purchase of 2,431 common shares at an exercise price of 1.00 per share (subject to adjustment). The aggregate purchase price was $2,301,818.

On February 22, 2023, the Company entered into another securities purchase agreement with one of the investors pursuant to which the Company issued to such investor (i) a promissory note in the principal amount of $878,000, which includes an original issue discount in the amount of $87,800, (ii) a five-year warrant for the purchase of 1,830 common shares at an exercise price of $420.00 per share (subject to adjustment) and (iii) a five-year warrant for the purchase of 1,984 common shares at an exercise price of $1.00 per share (subject to adjustment) for a total purchase price of $790,200.

In the aggregate, the Company issued promissory notes in the aggregate principal amount of $4,039,575, warrants for the purchase of an aggregate of 12,833 common shares and 4,157 common shares for gross proceeds of $3,635,618 and net proceeds of approximately $3,553,118.

The notes bear interest at a rate of 12% per annum and mature on the first anniversary of the date of issuance; provided that any principal amount or interest which is not paid when due shall bear interest at a rate of the lesser of 16% per annum or the maximum amount permitted by law from the due date thereof until the same is paid. The notes require monthly payments of principal and interest commencing in May 2023. The Company may voluntarily prepay the outstanding principal amount and accrued interest of each note in whole upon payment of certain prepayment fees. In addition, if at any time the Company receives cash proceeds from any source or series of related or unrelated sources, including, but not limited to, the issuance of equity or debt, the exercise of outstanding warrants, the issuance of securities pursuant to an equity line of credit (as defined in the notes) or the sale of assets outside of the ordinary course of business, each holder shall have the right in its sole discretion to require the Company to immediately apply up to 50% of such proceeds to repay all or any portion of the outstanding principal amount and interest then due under the notes. The notes are unsecured and have priority over all other unsecured indebtedness. The notes contain customary affirmative and negative covenants and events of default for a loan of this type.

The notes are convertible into common shares at the option of the holders at any time on or following the date that an event of default (as defined in the notes) occurs under the notes at a conversion price equal the lower of (i) $420.00 (subject to adjustments) and (ii) 80% of the lowest volume weighted average price of the common shares on any trading day during the five (5) trading days prior to the conversion date; provided that such conversion price shall not be less than $3.00 (subject to adjustments).

The conversion price of the notes and the exercise price of the warrants are subject to standard adjustments, including a price-based adjustment in the event that the Company issues any common shares or other securities convertible into or exercisable for common shares at an effective price per share that is lower than the conversion or exercise price, subject to certain exceptions. In addition, the notes and the warrants contain an ownership limitation, such that the Company shall not effect any conversion or exercise, and the holders shall not have the right to convert or exercise, any portion of the notes or the warrants to the extent that after giving effect to the issuance of common shares upon conversion or exercise, such holder, together with its affiliates and any other persons acting as a group together with such holder or any of its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares upon conversion or exercise.

Acquisition of ICU Eyewear

On December 21, 2022, the Company’s newly formed wholly owned subsidiaries 1847 ICU Holdings Inc. (“1847 ICU”) and 1847 ICU Acquisition Sub Inc. (“Merger Sub”) entered into an agreement and plan of merger with ICU Eyewear Holdings Inc. (“ICU Holdings”) and San Francisco Equity Partners, as the stockholder representative, which was amended on February 9, 2023.

On February 9, 2023, closing of the transactions contemplated by the agreement and plan of merger was completed. Pursuant to the agreement and plan of merger, Merger Sub merged with and into ICU Holdings, with ICU Holdings surviving the merger as a wholly owned subsidiary of 1847 ICU. The merger consideration paid by 1847 ICU to the stockholders of ICU Holdings consists of (i) $4,000,000 in cash, minus any unpaid debt of ICU Holdings and certain transaction expenses, and (ii) 6% subordinated promissory notes in the aggregate principal amount of $500,000.

The notes bear interest at the rate of 6% per annum with all principal and accrued interest being due and payable in one lump sum on February 9, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to 10%. 1847 ICU may prepay all or any portion of the notes at any time prior to the maturity date without premium or penalty of any kind. The notes contain customary events of default, including, without limitation, in the event of (i) non-payment, (ii) a default by 1847 ICU of any of its covenants in the notes, the agreement and plan of merger or any other agreement entered into in connection with the agreement and plan of merger, or a breach of any of the representations or warranties under such documents, (iii) the insolvency or bankruptcy of 1847 ICU or ICU Holdings or (iv) a change of control (as defined in the notes) of 1847 ICU or ICU Holdings. The notes are unsecured and subordinated to all senior indebtedness (as defined in the notes).

Loan and Security Agreement

On February 9, 2023, 1847 ICU, ICU Holdings and ICU Holdings’ wholly owned subsidiary ICU Eyewear, Inc. (together, the “Borrower”) entered into a loan and security agreement with Industrial Funding Group, Inc. for a revolving loan of up to $5,000,000, which is evidenced by a secured promissory note in the principal amount of up to $5,000,000. On February 9, 2023, 1847 ICU received an advance of $2,063,182 under the note, of which $1,963,182 was used to repay certain debt of ICU Holdings in connection with the agreement and plan of merger, with the remaining $100,000 used to pay lender fees. On February 11, 2023, the Industrial Funding Group, Inc. sold and assigned the loan and security agreement, the note and related loan documents to GemCap Solutions, LLC.

The note matures on February 9, 2025 with all advances bearing interest at an annual rate equal to the greater of (i) the sum of (a) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such prime rate changes, plus (b) eight percent (8.00%), and (ii) fifteen percent (15.00%); provided that following and during the continuation of an event of default (as defined in the loan and security agreement), interest on the unpaid principal balance of the advances shall accrue at an annual rate equal to such rate plus three percent (3.00%). Interest accrued on the advances shall be payable monthly commencing on March 7, 2023. The Borrower may voluntarily prepay the entire unpaid principal amount of the note without premium or penalty; provided that in the event that such prepayment is made on or before February 9, 2024, then the Borrower must pay certain fees set forth in the note. The note is secured by all of the assets of the Borrower.

The loan and security agreement contains customary representations, warranties and affirmative and negative financial and other covenants for loans of this type. The loan and security agreement contains customary events of default, including, among others: (i) for failure to pay principal and interest on the note when due, or to pay any fees due under the loan and security agreement; (ii) for failure to perform any covenant or agreement contained in the loan and security agreement or any document delivered in connection therewith; (iii) if any statement, representation or warranty in the loan and security agreement or any document delivered in connection therewith is at any time found to have been false in any material respect at the time such representation or warranty was made; (iv) if the Borrower defaults under any agreement or contract with a third party which default would result in a liability to the Borrower in excess of $25,000; (v) for any voluntary or involuntary bankruptcy, insolvency, or dissolution or assignment to creditors; (vi) if any judgments or attachments aggregating in excess of $10,000 at any given time are obtained against the Borrower which remain unstayed for a period of ten (10) days or are enforced or if there is an indictment under an criminal statute or proceeding pursuant to which remedies sought may include the forfeiture of any property; (vii) if a material adverse effect or change of control of the Borrower (each as defined in the loan agreement) shall have occurred; (viii) for certain environmental claims; and (ix) for failure to notify the lender of certain events or failure to deliver certain documentation required by the loan and security agreement.

Amendment to Conversion Agreement

On March 30, 2023, the Company entered into an amendment to the conversion agreement described in Note 13, effective retroactively to October 1, 2022. Pursuant to the amendment, the Company agreed to pay a total of $642,544 in three monthly payments commencing on April 5, 2023.

Amendment to 6% Amortizing Promissory Note

On April 6, 2023, 1847 Asien entered into an amendment to the 6% amortizing promissory note described in Note 12, effective retroactively to October 20, 2022. Pursuant to the amendment, the parties agreed to extend the maturity date of the note to July 30, 2023 and revised the repayment terms so that the outstanding principal amount and all accrued interest thereon shall be payable in three payments on April 6, 2023, June 30, 2023 and July 30, 2023. As additional consideration for entering into the amendment, 1847 Asien also agreed to pay an amendment fee of $84,362 on the maturity date.

Reverse Share Splits

On September 11, 2023, we effected a 1-for-25 reverse split of our outstanding common shares. All outstanding common shares and warrants were adjusted to reflect the 1-for-25 reverse split, with respective exercise prices of the warrants proportionately increased. The outstanding convertible notes and series A and B senior convertible preferred shares conversion prices were adjusted to reflect a proportional decrease in the number of common shares to be issued upon conversion.

On January 8, 2024, we effected a 1-for-4 reverse split of our outstanding common shares. All outstanding common shares and warrants were adjusted to reflect the 1-for-4 reverse split, with respective exercise prices of the warrants proportionately increased. The outstanding convertible notes and series A and B senior convertible preferred shares conversion prices were adjusted to reflect a proportional decrease in the number of common shares to be issued upon conversion.

All share and per share data throughout these condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share splits. The total number of authorized common shares did not change. As a result of the reverse common share splits, an amount equal to the decreased value of common shares was reclassified from “common shares” to “additional paid-in capital.”